Transamerica BlackRock Tactical Allocation VP

SCHEDULE OF INVESTMENTS
At September 30, 2025
(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 90.1%
International Alternative Fund - 0.0% *
Transamerica Global Allocation Liquidating Trust, Class I2 (A)(B)(C)(D)	13,521	$ 15,261
International Equity Funds - 10.6%
Transamerica International Focus VP, Initial Class (B)	4,339,419	34,975,716
Transamerica Morgan Stanley Capital Growth VP, Initial Class (B)	1,188,302	12,607,885
Transamerica TSW International Equity VP, Initial Class (B)	2,234,701	37,207,770
		84,791,371
International Mixed Allocation Fund - 3.3%
Transamerica Aegon Bond VP, Initial Class (B)	2,760,085	26,000,000
U.S. Equity Funds - 35.8%
Transamerica JPMorgan Enhanced Index VP, Initial Class (B)	6,106,954	174,109,267
Transamerica Large Cap Value, Class I2 (B)	3,034,837	50,560,385
Transamerica Small Cap Growth, Class I2 (B)	1,205,484	7,317,285
Transamerica Small Cap Value, Class I2 (B)	1,606,871	8,355,729
Transamerica WMC US Growth VP, Initial Class (B)	1,105,316	45,516,930
		285,859,596
U.S. Fixed Income Funds - 40.4%
Transamerica Aegon Core Bond VP, Initial Class (B)	10,089,671	109,573,824
Transamerica Bond, Class I2 (B)	11,717,678	95,850,611
Transamerica Short-Term Bond, Class I2 (B)	11,774,001	116,798,087
		322,222,522
Total Investment Companies (Cost $710,234,800)		718,888,750
EXCHANGE-TRADED FUNDS - 7.8%
International Equity Fund - 1.0%
WisdomTree Japan Hedged Equity Fund (E)	63,601	8,142,836
	Shares	Value
EXCHANGE-TRADED FUNDS (continued)
U.S. Equity Fund - 4.2%
SPDR S&P 500 ETF Trust (F)	50,406	$ 33,579,469
U.S. Fixed Income Fund - 2.6%
Vanguard Total Bond Market ETF (G)	279,639	20,796,752
Total Exchange-Traded Funds (Cost $57,274,441)		62,519,057
OTHER INVESTMENT COMPANY - 0.6%
Securities Lending Collateral - 0.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.13% (H)	4,353,975	4,353,975
Total Other Investment Company (Cost $4,353,975)		4,353,975

	Principal	Value
REPURCHASE AGREEMENT - 0.6%
Fixed Income Clearing Corp., 1.65% (H), dated 09/30/2025, to be repurchased at $4,988,198 on 10/01/2025. Collateralized by a U.S. Government Obligation, 4.25%, due 03/15/2027, and with a value of $5,087,732.	$ 4,987,970	4,987,970
Total Repurchase Agreement (Cost $4,987,970)		4,987,970
Total Investments (Cost $776,851,186)		790,749,752
Net Other Assets (Liabilities) - 0.9%		7,121,751
Net Assets - 100.0%		$ 797,871,503
INVESTMENT VALUATION:

Valuation Inputs (I)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$718,873,489	$—	$—	$718,873,489
Exchange-Traded Funds	62,519,057	—	—	62,519,057
Other Investment Company	4,353,975	—	—	4,353,975
Repurchase Agreement	—	4,987,970	—	4,987,970
Total	$785,746,521	$4,987,970	$—	$790,734,491
Investment Companies Measured at Net Asset Value (C)				15,261
Total Investments				$790,749,752
Transamerica Series Trust

Transamerica BlackRock Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)	Non-income producing security.
(B)
Affiliated investment in another fund within Transamerica Funds, and/or a liquidating trust of a former Transamerica Fund and/or affiliated investment within Transamerica Series Trust. The Portfolio’s transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value September 30, 2025	Shares as of September 30, 2025	Dividend Income	Net Capital Gain Distributions
Transamerica Aegon Bond VP, Initial Class	$—	$26,000,000	$—	$—	$—	$26,000,000	2,760,085	$—	$—
Transamerica Aegon Core Bond VP, Initial Class	69,554,166	103,248,884	(65,300,000)	(965,448)	3,036,222	109,573,824	10,089,671	2,248,884	—
Transamerica Bond, Class I2	74,887,652	86,374,226	(67,300,000)	(1,067,935)	2,956,668	95,850,611	11,717,678	3,374,226	—
Transamerica Global Allocation Liquidating Trust, Class I2	15,261	—	—	—	—	15,261	13,521	—	—
Transamerica International Focus VP, Initial Class	48,010,369	19,838,256	(33,310,610)	1,227,071	(789,370)	34,975,716	4,339,419	583,632	3,454,624
Transamerica JPMorgan Enhanced Index VP, Initial Class	269,801,916	103,289,616	(195,500,000)	38,457,107	(41,939,372)	174,109,267	6,106,954	3,869,363	21,020,253
Transamerica Large Cap Value, Class I2	77,276,296	23,123,385	(58,000,000)	7,059,258	1,101,446	50,560,385	3,034,837	523,385	—
Transamerica Morgan Stanley Capital Growth VP, Initial Class	19,834,998	—	(10,200,000)	4,474,418	(1,501,531)	12,607,885	1,188,302	—	—
Transamerica Short-Term Bond, Class I2	68,009,173	115,203,062	(67,300,000)	318,792	567,060	116,798,087	11,774,001	3,103,063	—
Transamerica Small Cap Growth, Class I2	10,938,445	—	(3,300,000)	113,793	(434,953)	7,317,285	1,205,484	—	—
Transamerica Small Cap Value, Class I2	11,362,733	—	(3,300,000)	(6,933)	299,929	8,355,729	1,606,871	—	—
Transamerica TSW International Equity VP, Initial Class	64,689,968	26,063,696	(61,900,000)	8,673,449	(319,343)	37,207,770	2,234,701	1,399,026	2,664,670
Transamerica WMC US Growth VP, Initial Class	66,848,516	27,787,242	(46,500,000)	5,532,197	(8,151,025)	45,516,930	1,105,316	408,477	7,878,765
Total	$781,229,493	$530,928,367	$(611,910,610)	$63,815,769	$(45,174,269)	$718,888,750	57,176,840	$15,510,056	$35,018,312

(C)
Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the
Schedule of Investments.

(D)	Restricted security. At September 30, 2025, the total value of such securities held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust, Class I2	07/31/2014	$139,107	$15,261	0.0%*

(E)
All or a portion of the security is on loan. The total value of the securities on loan is $4,596,277, collateralized by cash collateral of $4,353,975 and non-cash collateral, such as U.S. government securities of $339,950. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(F)	The shareholder reports for SPDR ETFs can be found at the following location: http://www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.
(G)	The shareholder reports for Vanguard ETFs can be found at the following location: Vanguard - Forms and Literature.
(H)	Rate disclosed reflects the yield at September 30, 2025.
(I)
There were no transfers in or out of Level 3 during the period ended September 30, 2025. Please reference the Investment Valuation section of the
Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

Transamerica Series Trust

Transamerica BlackRock Tactical Allocation VP

NOTES TO SCHEDULE OF INVESTMENTS
At September 30, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica BlackRock Tactical Allocation VP (the "Portfolio") is a series of the Transamerica Series Trust.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at September 30, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by
Transamerica Series Trust

Transamerica BlackRock Tactical Allocation VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Transamerica Series Trust